Property and Equipment	12 Months Ended
Dec. 31, 2022
Property and Equipment
Property and Equipment
Note 9: Property and equipment

Property and equipment are recorded at cost, and at December 31, 2022 and 2021 were comprised as follows:

	Machinery and equipment	Office lease	Other	Total
Cost
At December 31, 2020	$2,156	$236	$23	$2,415
Additions	35	295	68	398
Disposal of assets	-	-	(25)	(25)
Impairment of assets	-	-	(55)	(55)
At December 31, 2021	$2,191	$531	$11	$2,733
Additions	81	-	-	81
At December 31, 2022	$2,272	$531	$11	$2,814

Accumulated depreciation
At December 31, 2020	$(1,176)	$(17)	$-	$(1,193)
Depreciation for the year	(213)	(133)	(25)	(371)
Disposal of assets	-	-	9	9
Impairment of assets	-	-	13	13
At December 31, 2021	$(1,389)	$(150)	$(3)	$(1,542)
Depreciation for the year	(204)	(133)	(4)	(341)
At December 31, 2022	$(1,593)	$(283)	$(7)	$(1,883)

Net book value
At December 31, 2021	$802	$381	$8	$1,191
At December 31, 2022	$679	$248	$4	$931